Average Annual Total Returns	12 Months Ended
Dec. 31, 2011
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.97%
Five Years	(0.33%)
Ten Years	2.82%
Inception Date	Aug. 31, 1976
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.08%
Five Years	(0.23%)
Ten Years	2.91%
Inception Date	Nov. 13, 2000
Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.09%
Since Inception	13.64%
Inception Date	Sep. 07, 2010
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.08%
Five Years	(0.23%)
Since Inception	1.02%
Inception Date	Sep. 29, 2006
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.73%)
Five Years	1.50%
Ten Years	6.59%
Inception Date	Dec. 21, 1987
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.59%)
Five Years	1.65%
Ten Years	6.73%
Inception Date	Nov. 13, 2000
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.57%)
Five Years	1.69%
Ten Years	6.78%
Inception Date	Jul. 07, 1997
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.61%)
Five Years	1.65%
Ten Years	6.73%
Inception Date	Dec. 27, 2001
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.58%)
Five Years	1.65%
Since Inception	3.26%
Inception Date	Sep. 01, 2006
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.71%
Five Years	2.40%
Ten Years	2.88%
Inception Date	Nov. 02, 1992
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.87%
Five Years	2.53%
Ten Years	3.00%
Inception Date	Nov. 13, 2000
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.89%
Five Years	2.57%
Ten Years	3.04%
Inception Date	May 14, 1998
Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.87%
Five Years	2.53%
Since Inception	3.71%
Inception Date	Jan. 26, 2004
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.88%
Since Inception	0.65%
Inception Date	Jun. 04, 2007
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.44%
Five Years	0.02%
Since Inception	3.75%
Inception Date	Jan. 30, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.60%
Five Years	0.18%
Since Inception	3.36%
Inception Date	Jun. 30, 2005
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Five Years	0.16%
Since Inception	3.73%
Inception Date	Jan. 27, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Since Inception	(0.83%)
Inception Date	Aug. 30, 2007
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.60%
Five Years	0.15%
Since Inception	3.83%
Inception Date	Feb. 02, 2004
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.84%)
Five Years	1.87%
Since Inception	3.45%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.70%)
Five Years	2.02%
Since Inception	3.31%
Inception Date	Aug. 17, 2006
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Five Years	1.21%
Ten Years	6.60%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.96%)
Five Years	1.38%
Ten Years	6.76%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.96%)
Five Years	1.34%
Since Inception	6.07%
Inception Date	Jan. 26, 2004
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.99%)
Since Inception	0.45%
Inception Date	Mar. 30, 2007
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Since Inception	0.20%
Inception Date	Dec. 15, 2010
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.97%)
Five Years	1.34%
Ten Years	6.71%
Inception Date	Nov. 12, 2001
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.44%)
Five Years	0.19%
Since Inception	2.39%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.32%)
Five Years	0.33%
Since Inception	2.41%
Inception Date	Aug. 17, 2006
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.58%)
Five Years	3.72%
Ten Years	7.43%
Inception Date	May 21, 1998
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.40%)
Five Years	3.90%
Ten Years	7.61%
Inception Date	May 24, 2000
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.43%)
Five Years	3.85%
Since Inception	5.83%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.80%)
Five Years	1.79%
Ten Years	6.60%
Inception Date	Oct. 03, 1960
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.69%)
Five Years	1.91%
Ten Years	6.72%
Inception Date	Nov. 13, 2000
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.65%)
Five Years	1.96%
Ten Years	6.77%
Inception Date	Jul. 07, 1997
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.68%)
Five Years	1.92%
Since Inception	5.53%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.68%)
Five Years	1.91%
Since Inception	1.73%
Inception Date	Dec. 15, 2006
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.65%)
Since Inception	(1.78%)
Inception Date	Dec. 17, 2010
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.16%)
Five Years	(0.31%)
Ten Years	6.12%
Inception Date	May 21, 1998
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.97%)
Five Years	(0.14%)
Ten Years	6.30%
Inception Date	Dec. 07, 1999
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.05%)
Five Years	(0.19%)
Since Inception	5.01%
Inception Date	Jan. 26, 2004
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.96%
Five Years	0.21%
Ten Years	3.75%
Inception Date	Apr. 27, 1992
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.31%
Ten Years	3.84%
Inception Date	Nov. 13, 2000
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.09%
Five Years	0.32%
Ten Years	3.87%
Inception Date	Jul. 07, 1997
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.06%
Five Years	0.31%
Ten Years	3.84%
Inception Date	May 24, 2001
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.09%
Five Years	0.31%
Since Inception	1.92%
Inception Date	Sep. 01, 2006
Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.00%
Five Years	(2.43%)
Ten Years	3.39%
Inception Date	Nov. 02, 1992
Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.14%
Five Years	(2.31%)
Ten Years	3.50%
Inception Date	Nov. 13, 2000
Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.17%
Five Years	(2.27%)
Ten Years	3.54%
Inception Date	Jul. 02, 1998
Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.16%
Five Years	(2.30%)
Since Inception	3.36%
Inception Date	Jan. 26, 2004
Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.16%
Since Inception	(4.46%)
Inception Date	Jun. 04, 2007
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.67%
Five Years	(0.64%)
Ten Years	2.49%
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.77%
Since Inception	13.25%
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.76%
Five Years	(0.55%)
Since Inception	0.69%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.91%)
Five Years	1.27%
Ten Years	6.35%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.79%)
Five Years	1.42%
Ten Years	6.50%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.82%)
Five Years	1.39%
Ten Years	6.46%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.79%)
Five Years	1.39%
Since Inception	2.97%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.54%
Five Years	2.23%
Ten Years	2.70%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.70%
Five Years	2.39%
Ten Years	2.84%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.68%
Five Years	2.35%
Since Inception	3.53%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.69%
Since Inception	0.46%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.16%
Five Years	(0.26%)
Since Inception	3.47%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.30%
Five Years	(0.13%)
Since Inception	3.05%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.29%
Five Years	(0.14%)
Since Inception	3.43%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.28%
Since Inception	(1.15%)
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.90%)
Five Years	1.81%
Since Inception	3.38%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.78%)
Five Years	1.94%
Since Inception	3.22%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.29%)
Five Years	0.99%
Ten Years	6.34%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.17%)
Five Years	1.12%
Ten Years	6.47%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.18%)
Five Years	1.09%
Since Inception	5.82%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.20%)
Since Inception	0.19%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.78%)
Five Years	(0.18%)
Since Inception	2.01%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.68%)
Five Years	(0.07%)
Since Inception	2.01%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.64%)
Five Years	3.62%
Ten Years	7.35%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.50%)
Five Years	3.77%
Ten Years	7.50%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.52%)
Five Years	3.73%
Since Inception	5.73%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.05%)
Five Years	1.51%
Ten Years	6.32%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.93%)
Five Years	1.65%
Ten Years	6.45%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.95%)
Five Years	1.61%
Since Inception	5.24%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.96%)
Five Years	1.61%
Since Inception	1.38%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.56%)
Five Years	(0.76%)
Ten Years	5.59%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.41%)
Five Years	(0.62%)
Ten Years	5.74%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.48%)
Five Years	(0.66%)
Since Inception	4.54%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Five Years	(0.08%)
Ten Years	3.45%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.80%
Five Years	0.02%
Ten Years	3.55%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.77%
Five Years	0.01%
Ten Years	3.52%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.79%
Five Years	0.01%
Since Inception	1.60%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.61%
Five Years	(2.83%)
Ten Years	2.95%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.76%
Five Years	(2.70%)
Ten Years	3.07%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.76%
Five Years	(2.72%)
Since Inception	2.93%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.76%
Since Inception	(4.89%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.66%
Five Years	(0.31%)
Ten Years	2.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.77%
Since Inception	11.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.76%
Five Years	(0.22%)
Since Inception	0.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.28%)
Five Years	1.20%
Ten Years	5.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.15%)
Five Years	1.35%
Ten Years	5.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.18%)
Five Years	1.33%
Ten Years	5.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.16%)
Five Years	1.32%
Since Inception	2.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.33%
Five Years	2.03%
Ten Years	2.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.48%
Five Years	2.18%
Ten Years	2.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.46%
Five Years	2.15%
Since Inception	3.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.47%
Since Inception	0.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.29%
Five Years	(0.01%)
Since Inception	3.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.43%
Five Years	0.12%
Since Inception	2.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.41%
Five Years	0.11%
Since Inception	3.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.41%
Since Inception	(0.74%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.42%)
Five Years	1.59%
Since Inception	2.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.30%)
Five Years	1.71%
Since Inception	2.83%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.16%)
Five Years	0.98%
Ten Years	5.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.02%)
Five Years	1.12%
Ten Years	5.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.03%)
Five Years	1.08%
Since Inception	5.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.05%)
Since Inception	0.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	0.06%
Since Inception	1.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.18%
Five Years	0.17%
Since Inception	1.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.96%)
Five Years	3.16%
Ten Years	6.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.81%)
Five Years	3.30%
Ten Years	6.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.84%)
Five Years	3.27%
Since Inception	5.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.66%)
Five Years	1.42%
Ten Years	5.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.54%)
Five Years	1.55%
Ten Years	5.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.56%)
Five Years	1.53%
Since Inception	4.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.56%)
Five Years	1.52%
Since Inception	1.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.44%)
Five Years	(0.42%)
Ten Years	5.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.29%)
Five Years	(0.29%)
Ten Years	5.28%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.34%)
Five Years	(0.33%)
Since Inception	4.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.98%
Five Years	0.15%
Ten Years	3.19%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.09%
Five Years	0.25%
Ten Years	3.29%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.07%
Five Years	0.23%
Ten Years	3.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.09%
Five Years	0.23%
Since Inception	1.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.14%
Five Years	(2.07%)
Ten Years	2.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.29%
Five Years	(1.94%)
Ten Years	2.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.28%
Five Years	(1.97%)
Since Inception	2.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.28%
Since Inception	(3.77%)
Based on Market Value | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.04%
Since Inception	13.64%
Based on Market Value | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.69%)
Five Years	1.66%
Ten Years	6.72%
Based on Market Value | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.84%
Five Years	2.54%
Since Inception	3.71%
Based on Market Value | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Five Years	0.15%
Since Inception	3.73%
Based on Market Value | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.80%)
Five Years	1.99%
Since Inception	3.30%
Based on Market Value | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.00%)
Five Years	1.34%
Since Inception	6.07%
Based on Market Value | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.34%)
Five Years	0.32%
Since Inception	2.42%
Based on Market Value | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.50%)
Five Years	3.86%
Since Inception	5.83%
Based on Market Value | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.80%)
Five Years	1.93%
Since Inception	5.52%
Based on Market Value | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.11%)
Five Years	(0.19%)
Since Inception	5.01%
Based on Market Value | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.00%
Five Years	0.30%
Ten Years	3.86%
Based on Market Value | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.12%
Five Years	(2.30%)
Since Inception	3.36%
Russell 2000 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.18%)
Five Years	0.15%
Ten Years	5.62%
Russell 2000 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.18%)
Five Years	0.15%
Ten Years	5.62%
Russell 2000 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.18%)
Five Years	0.15%
Ten Years	5.62%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Since Inception	13.68%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Since Inception	1.00%
Dow Jones U.S. Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
S&P 500 Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.48%)
Five Years	(2.96%)
Ten Years	3.03%
S&P 500 Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.48%)
Five Years	(2.96%)
Ten Years	3.03%
S&P 500 Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.48%)
Five Years	(2.96%)
Ten Years	3.03%
S&P 500 Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Five Years	2.38%
Ten Years	2.93%
S&P 500 Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Five Years	2.38%
Ten Years	2.93%
S&P 500 Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Five Years	2.38%
Ten Years	2.93%
S&P MidCap 400 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.73%)
Five Years	3.32%
Ten Years	7.04%
S&P MidCap 400 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.73%)
Five Years	3.32%
Ten Years	7.04%
S&P MidCap 400 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.73%)
Five Years	3.32%
Ten Years	7.04%
S&P SmallCap 600 Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.62%
Five Years	3.81%
Ten Years	7.79%
S&P SmallCap 600 Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.62%
Five Years	3.81%
Ten Years	7.79%
S&P SmallCap 600 Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.38%)
Five Years	0.12%
Ten Years	6.83%
S&P SmallCap 600 Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.38%)
Five Years	0.12%
Ten Years	6.83%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	6.70%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	6.70%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	6.70%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	(2.32%)
Ten Years	3.51%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	(2.32%)
Ten Years	3.51%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	(2.32%)
Ten Years	3.51%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Five Years	2.59%
Ten Years	3.06%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Five Years	2.59%
Ten Years	3.06%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Five Years	2.59%
Ten Years	3.06%
Spliced Small-Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Ten Years	6.56%
Spliced Small-Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Ten Years	6.56%
Spliced Small-Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Ten Years	6.56%
Spliced Small-Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.04%)
Five Years	(0.25%)
Ten Years	6.04%
Spliced Small-Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.04%)
Five Years	(0.25%)
Ten Years	6.04%
Spliced Small-Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.53%)
Five Years	3.73%
Ten Years	7.39%
Spliced Small-Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.53%)
Five Years	3.73%
Ten Years	7.39%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	6.86%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	6.86%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Since Inception	6.10%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Since Inception	0.49%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Since Inception	0.22%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	none
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	(2.32%)
Ten Years	3.80%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	(2.32%)
Ten Years	3.80%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	(2.32%)
Ten Years	3.80%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	(2.32%)
Since Inception	3.37%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Since Inception	(4.48%)
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Five Years	2.59%
Ten Years	2.79%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Five Years	2.59%
Ten Years	2.79%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Five Years	2.59%
Ten Years	2.79%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Five Years	2.59%
Since Inception	3.77%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.96%
Since Inception	0.71%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Ten Years	6.98%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Ten Years	6.98%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Ten Years	6.98%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Since Inception	5.44%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Since Inception	1.61%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Since Inception	(1.88%)
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.04%)
Five Years	(0.25%)
Ten Years	7.65%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.04%)
Five Years	(0.25%)
Ten Years	7.65%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.04%)
Five Years	(0.25%)
Since Inception	5.00%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.53%)
Five Years	3.73%
Ten Years	6.08%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.53%)
Five Years	3.73%
Ten Years	6.08%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.53%)
Five Years	3.73%
Since Inception	5.74%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.65%
Five Years	0.16%
Since Inception	3.91%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.65%
Five Years	0.16%
Since Inception	3.36%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.65%
Five Years	0.16%
Since Inception	3.76%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.65%
Since Inception	(0.81%)
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.65%
Five Years	0.16%
Since Inception	3.87%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.24%)
Five Years	0.36%
Since Inception	2.57%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.24%)
Five Years	0.36%
Since Inception	2.45%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.61%)
Five Years	2.06%
Since Inception	3.63%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.61%)
Five Years	2.06%
Since Inception	3.34%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	1.91%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.87%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.87%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.87%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.87%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	6.66%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	6.66%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	6.66%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	6.66%
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.71%)
Five Years	1.51%
Since Inception	3.13%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.76%)
Five Years	1.73%
Ten Years	6.93%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.76%)
Five Years	1.73%
Ten Years	6.93%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.76%)
Five Years	1.73%
Ten Years	6.93%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.76%)
Five Years	1.73%
Ten Years	6.93%